Operating assets and liabilities, Intangible Assets (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2024 AUD ($)	Jun. 30, 2024 USD ($)		Jun. 30, 2023 AUD ($)	Jun. 30, 2022 AUD ($)	Jun. 30, 2024 USD ($)
Movement of Intangible Assets [Abstract]
Balance	$ 16,774			$ 14,364
Additions	5,867			4,874
Write off	(19,151)
Transfer to PP&E	(103)
Less accumulated amortization	(3,387)			(2,464)
Impairment	77,175			(0)
Balance	0	$ 0	[1]	16,774	$ 14,364
Impairment to the CGU [Abstract]
Property, plant and equipment	0			62,638	57,616	$ 0	[1]
Right-of-use assets	0			7,446		0	[1]
Intangible assets	0			16,774	14,364	0	[1]
Impairment of assets under IAS 36	83,745	$ 55,472	[1]	0	0
Working capital	0			0		0	[1]
Lease liability	(705)			(645)		$ (467)	[1]
Impairment loss	$ 102,600			$ 0
Value in Use Based on Key Assumptions [Abstract]
Pre-tax discount rate	21.40%					21.40%
Post-tax discount rate	15.00%			11.50%		15.00%
Terminal value growth rate beyond 5 years	1.00%					1.00%
Minimum [Member]
Movement of Intangible Assets [Abstract]
Estimated useful life of intangible assets	5 years	5 years
Maximum [Member]
Movement of Intangible Assets [Abstract]
Estimated useful life of intangible assets	15 years	15 years
CGU [Member]
Movement of Intangible Assets [Abstract]
Balance	$ 18,854
Impairment to the CGU [Abstract]
Property, plant and equipment	76,622
Right-of-use assets	7,123
Intangible assets	18,854
Impairment of assets under IAS 36	102,599
Working capital	889
Lease liability	(7,766)
CGU carrying amount	95,722
Recoverable amount	0
Impairment loss	102,599
Development Costs [Member]
Movement of Intangible Assets [Abstract]
Balance	15,819			$ 13,503
Additions	5,813			4,691
Write off	(18,217)
Transfer to PP&E	(103)
Less accumulated amortization	(3,312)			(2,375)
Balance	0			15,819	13,503
Impairment to the CGU [Abstract]
Intangible assets	0			15,819	13,503
Patents and Trademarks [Member]
Movement of Intangible Assets [Abstract]
Balance	955			861
Additions	54			183
Write off	(934)
Transfer to PP&E	0
Less accumulated amortization	(75)			(89)
Balance	$ 0			955	861
Estimated useful life of intangible assets	15 years	15 years
Impairment to the CGU [Abstract]
Intangible assets	$ 0			955	$ 861
Gross Cost [Member]
Movement of Intangible Assets [Abstract]
Balance	21,979
Balance	27,121			21,979
Impairment to the CGU [Abstract]
Property, plant and equipment	117,137			94,568
Intangible assets	27,121			21,979
CGU carrying amount	19,918			40,689
Gross Cost [Member] | Development Costs [Member]
Movement of Intangible Assets [Abstract]
Balance	20,442
Balance	25,530			20,442
Impairment to the CGU [Abstract]
Intangible assets	25,530			20,442
Gross Cost [Member] | Patents and Trademarks [Member]
Movement of Intangible Assets [Abstract]
Balance	1,537
Balance	1,591			1,537
Impairment to the CGU [Abstract]
Intangible assets	1,591			1,537
Accumulated amortization [Member]
Movement of Intangible Assets [Abstract]
Less accumulated amortization	(8,267)			(5,205)
Impairment	(18,854)
Impairment to the CGU [Abstract]
Property, plant and equipment	(40,515)			(31,930)
Accumulated amortization [Member] | Development Costs [Member]
Movement of Intangible Assets [Abstract]
Less accumulated amortization	(7,610)			(4,623)
Impairment	(17,920)
Accumulated amortization [Member] | Patents and Trademarks [Member]
Movement of Intangible Assets [Abstract]
Less accumulated amortization	(657)			$ (582)
Impairment	$ (934)

[1]	Refer to Note 1.7 Convenience translation into U.S. dollars